Long-term Investments - Additional Information (Detail)	Jul. 22, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥) shares	Jul. 31, 2019 USD ($) shares	Apr. 19, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 349,275,523	$ 53,528,816	¥ 44,779,440
Lianyou [Member]
Schedule of Equity Method Investments [Line Items]
Realized Gain (Loss), long term investment	¥ 4,000,000
Beijing Changba Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage		9.02%	9.02%		13.33%	13.33%	9.24%
Equity method investments					¥ 20,000,000		¥ 185,000,000
Great Alliance Coliving Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage					5.21%	5.21%
Equity method investments					¥ 38,000,000	$ 5,500,000
Great Alliance Coliving Limited [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments shares subscribed | shares					550	550